Other current liabilities	12 Months Ended
Mar. 31, 2018
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Other current liabilities
23.	Other current liabilities

Other current liabilities consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Advances received from customers	US$	219.6	Rs.	14,312.5	Rs.	17,111.5
Statutory dues		487.4		31,768.6		26,589.3
Deferred revenue		356.8		23,249.9		14,173.3
Others		41.7		2,719.7		2,731.1

Total	US$	1,105.5	Rs.	72,050.7	Rs.	60,605.2

Statutory dues include goods and service tax, sales tax, excise duty and other taxes payable.